8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Maturity and redemption information relating to Subordinated Debt

	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2019	$ 7,226,869	$ 18,031,028
2020	5,715,965	7,404,605
2021	8,285,313	2,761,694
2022	9,042,303	2,073,123
	$ 30,270,450	$ 30,270,450